Statements of Changes in Shareholders' Equity ₪ in Thousands, $ in Thousands	ILS (₪)		USD ($)	Share capital and premium ILS (₪)	Share capital and premium USD ($)	Other reserves ILS (₪) [1]	Other reserves USD ($) [1]	Revaluation of property, plant and equipment ILS (₪)	Revaluation of property, plant and equipment USD ($)	Stock-based compensation reserve ILS (₪)	Stock-based compensation reserve USD ($)	Foreign currency translation reserve ILS (₪)	Foreign currency translation reserve USD ($)	Retained losses ILS (₪)	Retained losses USD ($)	Attributable to shareholders of the company ILS (₪)	Attributable to shareholders of the company USD ($)	Non-controlling interest ILS (₪)	Non-controlling interest USD ($)
Beginning balance at Dec. 31, 2015	₪ 304,064			₪ 1,105,974		₪ (341,907)		₪ 228,745				₪ (748,892)		₪ (224,633)		₪ 19,287		₪ 284,777
Loss for the year	(312,068)	[2]												(194,830)		(194,830)		(117,238)
Other comprehensive income (loss)	58,147					2,015		76,025				(24,089)		12,765		66,716		(8,569)
Stock based compensation expenses	176									27						27		149
Transaction with non-controlling interest	(1,705)					40,903						(27,369)				13,534		(15,239)
Forfeiture of stock options granted						6,777										6,777		(6,777)
Ending balance at Dec. 31, 2016	48,614			1,105,974		(292,212)		304,770		27		(800,350)		(406,698)		(88,489)		137,103
Loss for the year	(401,681)	[2]												(338,034)		(338,034)		(63,647)
Other comprehensive income (loss)	210,014							(1,960)				200,518		11,556		210,114		(100)
Stock based compensation expenses	702									199						199		503
Disposal as a result of loss of control	(6,433)							(302,810)						302,810				(6,433)
Change in holding rate in subsidiary						1,537										1,537		(1,537)
Forfeiture of stock options granted						20,238										20,238		(20,238)
Ending balance at Dec. 31, 2017	(148,784)		$ (39,698)	1,105,974	$ 295,084	(270,437)	$ (72,155)			226	$ 60	(599,832)	$ (160,041)	(430,366)	$ (114,826)	(194,435)	$ (51,878)	45,651	$ 12,180
Adjustments related to initial application of IFRS9 (refer to Note 3)	5,805		1,549											2,607	696	2,607	696	3,198	853
Loss for the year	(584,368)		(155,914)											(517,833)	(138,162)	(517,833)	(138,162)	(66,535)	(17,752)
Other comprehensive income (loss)	582,502		155,416									(11,906)	(3,176)			(11,906)	(3,176)	(2,045)	(547)
Stock based compensation expenses	330		88							90	24					90	24	240	64
Transaction with non-controlling interest	57,684		15,391			92,206	24,601					(6,877)	(1,835)			85,329	22,767	(27,645)	(7,376)
Disposal as a result of loss of control	623,157		166,265									596,453	159,140			596,453	159,140	26,704	7,125
Ending balance at Dec. 31, 2018	₪ (60,127)		$ (16,041)	₪ 1,105,974	$ 295,084	₪ (178,231)	$ (47,554)			₪ 316	$ 84	₪ (22,162)	$ (5,912)	₪ (945,592)	$ (252,292)	₪ (39,695)	$ (10,590)	₪ (20,432)	$ (5,451)

[1]	Includes transactions with non-controlling interest reserve and hedging reserve.
[2]	Reclassified (discontinued operations). Refer to Note 19.